CAPITAL AND FINANCIAL RISK MANAGEMENT - Credit Risk and Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	$ 301,826	$ 632,978	$ 539,974
Short- term investments	6,080	10,919
Long-term debt	1,721,308	1,371,851
Total equity	4,550,012	4,946,991	$ 4,492,474
Credit Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	301,826	632,978
Short- term investments	6,080	10,919
Trade receivables	10,055	12,000
Derivative financial instrument assets	180	17,240
Total	318,141	673,137
Capital Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,721,308	1,371,851
Total equity	4,550,012	4,946,991
Total	$ 6,271,320	$ 6,318,842